Retirement Benefit and Other Post-retirement Obligations - Summary of Principal Assumptions Used for UK Group Plan and US PRMB (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Expected rate of increase in salaries	3.50%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation	3.00%	3.30%
Rate used to discount plan liabilities	2.00%	2.80%
Expected rate of increase in salaries	3.50%	3.80%
Other plans [member]
Disclosure of defined benefit plans [line items]
Inflation	1.70%	1.60%
Rate used to discount plan liabilities	3.00%	4.00%
Expected rate of increase in salaries	2.90%	2.90%
PRMB [member]
Disclosure of defined benefit plans [line items]
Inflation	1.50%	1.50%
Rate used to discount plan liabilities	3.10%	4.10%
Expected rate of increase in salaries	3.00%	3.00%
Bottom of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	1.85%	2.10%
Top of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	5.05%	5.10%
Initial rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	6.80%	7.00%
Ultimate rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	5.00%	5.50%